Significant Events - Kent Hills 3 Wind Project (Details) - Kent Hills 3 Wind Project	3 Months Ended
Jun. 30, 2017 MW
Investment [Line Items]
Capacity of facility (in megawatts)	167
New Brunswick Power Corporation
Investment [Line Items]
Increase in contractual power capacity (in megawatts)	17.25